Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Bond VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 67.3%
Communication Services 8.7%
Amazon.com, Inc.:
2.5%, 6/3/2050	20,000	17,889
4.25%, 8/22/2057	45,000	53,837
AT&T, Inc.:
3-month USD-LIBOR + 1.18%, 1.364% (b), 6/12/2024	207,000	211,349
1.65%, 2/1/2028	50,000	48,439
1.7%, 3/25/2026	70,000	69,975
2.25%, 2/1/2032	85,000	80,847
2.75%, 6/1/2031	50,000	49,799
3.65%, 6/1/2051	100,000	96,719
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	100,000	103,625
Charter Communications Operating LLC:
3.5%, 6/1/2041	100,000	94,838
3.7%, 4/1/2051	140,000	130,943
3.75%, 2/15/2028	75,000	81,216
5.05%, 3/30/2029	60,000	68,965
Comcast Corp., 1.95%, 1/15/2031	45,000	43,340
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	40,000	35,400
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	200,000	188,500
144A, 4.125%, 12/1/2030	200,000	198,656
Discovery Communications LLC, 144A, 4.0%, 9/15/2055	35,000	34,451
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	250,000	277,149
Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030	135,000	135,379
Netflix, Inc.:
144A, 3.625%, 6/15/2025	45,000	47,962
5.5%, 2/15/2022	125,000	130,000
5.875%, 11/15/2028	125,000	151,196
NortonLifeLock, Inc., 3.95%, 6/15/2022	225,000	229,500
Tencent Music Entertainment Group, 2.0%, 9/3/2030	211,000	196,498
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028	30,000	29,416
144A, 2.25%, 11/15/2031	110,000	104,437
2.625%, 4/15/2026	135,000	137,538
144A, 3.3%, 2/15/2051	70,000	65,420
3.375%, 4/15/2029	125,000	125,938
144A, 3.6%, 11/15/2060	30,000	28,811
144A, 4.375%, 4/15/2040	50,000	55,553
VeriSign, Inc.:
4.625%, 5/1/2023	250,000	251,250
5.25%, 4/1/2025	250,000	282,200
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	55,230
2.55%, 3/21/2031	70,000	69,936
2.65%, 11/20/2040	55,000	50,262
3.0%, 11/20/2060	50,000	43,409
3.7%, 3/22/2061	100,000	98,812

ViacomCBS, Inc., 4.2%, 5/19/2032	50,000	55,890
Vodafone Group PLC, 4.25%, 9/17/2050	55,000	60,592
Walt Disney Co., 2.65%, 1/13/2031	45,000	45,933
		4,337,099
Consumer Discretionary 6.9%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	210,000	210,991
7-Eleven Inc:
144A, 0.95%, 2/10/2026	26,000	25,327
144A, 1.3%, 2/10/2028	34,000	32,574
144A, 1.8%, 2/10/2031	137,000	127,939
Carnival Corp.:
144A, 5.75%, 3/1/2027	95,000	97,494
144A, 7.625%, 3/1/2026	97,000	104,207
Dollar General Corp., 4.125%, 4/3/2050	20,000	22,154
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	204,000	195,993
3.37%, 11/17/2023	350,000	358,750
5.584%, 3/18/2024	206,000	222,334
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	120,000	114,596
3.95%, 4/13/2024	120,000	129,149
4.35%, 4/9/2025	84,000	92,133
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	250,000	242,650
144A, 4.0%, 5/1/2031	125,000	125,000
Home Depot, Inc., 3.35%, 4/15/2050	50,000	51,856
Hyundai Capital America, 144A, 1.25%, 9/18/2023	145,000	146,049
International Game Technology PLC, 144A, 4.125%, 4/15/2026	215,000	220,930
Lowe's Companies, Inc.:
3.0%, 10/15/2050	45,000	41,972
4.05%, 5/3/2047	40,000	43,859
Mattel, Inc., 144A, 3.375%, 4/1/2026	90,000	92,919
McDonald's Corp.:
2.125%, 3/1/2030	35,000	34,173
4.2%, 4/1/2050	50,000	56,787
QVC, Inc., 4.75%, 2/15/2027	172,000	178,020
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028	60,000	60,300
Sands China Ltd., 4.6%, 8/8/2023	200,000	213,878
Walmart, Inc., 3.4%, 6/26/2023	175,000	186,658
		3,428,692
Consumer Staples 1.4%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	90,000	89,655
144A, 3.5%, 3/15/2029	50,000	47,582
Altria Group, Inc.:
2.45%, 2/4/2032	42,000	40,126
3.7%, 2/4/2051	50,000	45,553
3.875%, 9/16/2046	20,000	19,405
4.8%, 2/14/2029	5,000	5,745
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	56,530
4.439%, 10/6/2048	50,000	56,158
5.55%, 1/23/2049	55,000	70,972
BAT Capital Corp., 2.726%, 3/25/2031	60,000	58,028
Conagra Brands, Inc., 1.375%, 11/1/2027	30,000	28,899

Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030	25,000	26,453
3.8%, 5/1/2050	30,000	31,886
PepsiCo, Inc., 3.5%, 3/19/2040	25,000	26,896
Philip Morris International, Inc., 2.1%, 5/1/2030	60,000	57,885
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	40,000	39,780
		701,553
Energy 3.6%
BP Capital Markets America, Inc.:
1.749%, 8/10/2030	40,000	37,783
2.939%, 6/4/2051	100,000	89,188
Cheniere Energy Partners LP, 4.5%, 10/1/2029	225,000	233,330
Continental Resources, Inc., 4.375%, 1/15/2028 (c)	250,000	262,875
Energy Transfer Operating LP:
4.25%, 3/15/2023	350,000	369,374
5.0%, 5/15/2050	20,000	20,685
EQM Midstream Partners LP, 144A, 4.5%, 1/15/2029	75,000	73,085
Exxon Mobil Corp.:
2.44%, 8/16/2029	87,000	88,271
3.482%, 3/19/2030	100,000	108,577
Hess Corp., 5.8%, 4/1/2047	100,000	119,243
Marathon Petroleum Corp., 4.7%, 5/1/2025	100,000	112,391
MPLX LP, 2.65%, 8/15/2030	35,000	34,298
Phillips 66, 1.3%, 2/15/2026	40,000	39,553
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	50,921
Suncor Energy, Inc., 3.75%, 3/4/2051	100,000	97,306
Total Capital International SA, 3.127%, 5/29/2050	60,000	56,485
		1,793,365
Financials 20.5%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	300,000	312,583
4.625%, 10/15/2027 (c)	300,000	329,086
Air Lease Corp.:
3.0%, 2/1/2030	125,000	122,338
4.65%, Perpetual (d)	490,000	483,875
Aircastle Ltd., 4.4%, 9/25/2023	109,000	116,087
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	120,000	112,770
144A, 4.25%, 4/15/2026	40,000	41,897
144A, 5.125%, 10/1/2023	167,000	178,026
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	200,000	208,478
Bank of America Corp.:
1.922%, 10/24/2031	260,000	244,677
2.676%, 6/19/2041	60,000	56,171
4.3%, Perpetual (d)	204,000	204,765
Barclays PLC, 2.852%, 5/7/2026	200,000	209,368
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	201,000	201,251
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	155,000	160,290
BNP Paribas SA, 144A, 4.625%, Perpetual (c) (d)	200,000	198,750
Charles Schwab Corp.:
Series H, 4.0%, Perpetual (d)	125,000	122,875
Series I, 4.0%, Perpetual (d)	250,000	253,700
Citigroup, Inc.:
3.2%, 10/21/2026	170,000	182,678
4.0%, Perpetual (d)	650,000	656,338
4.412%, 3/31/2031	80,000	91,297

Commonwealth Bank of Australia, 144A, 2.688%, 3/11/2031	200,000	194,202
Global Payments, Inc.:
1.2%, 3/1/2026	120,000	118,131
3.2%, 8/15/2029	120,000	126,385
HSBC Holdings PLC:
4.0%, Perpetual (d)	200,000	199,000
4.6%, Perpetual (d)	250,000	247,188
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030	52,000	49,939
3.0%, 6/15/2050	33,000	30,751
JPMorgan Chase & Co.:
1.953%, 2/4/2032	138,000	130,791
2.522%, 4/22/2031	150,000	149,684
2.739%, 10/15/2030	100,000	101,632
2.956%, 5/13/2031	50,000	50,925
Kookmin Bank, 144A, 1.75%, 5/4/2025	200,000	202,811
LSEGA Financing PLC, 144A, 2.5%, 4/6/2031 (e)	200,000	197,406
Macquarie Bank Ltd., 144A, 3.052%, 3/3/2036	300,000	287,276
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	215,000	209,301
Morgan Stanley:
1.794%, 2/13/2032	45,000	42,001
1.928%, 4/28/2032	70,000	66,129
2.188%, 4/28/2026	105,000	108,489
3.622%, 4/1/2031	80,000	86,860
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	395,000	391,390
PayPal Holdings, Inc.:
2.65%, 10/1/2026	84,000	88,883
2.85%, 10/1/2029	25,000	26,046
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	212,058
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	270,000	285,467
Societe Generale SA, 144A, 5.375%, Perpetual (d)	250,000	257,188
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	80,254
Synchrony Financial, 4.375%, 3/19/2024	40,000	43,608
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026	20,000	19,658
1.431%, 3/9/2027	95,000	94,149
1.992%, 1/27/2032	135,000	128,121
3.5%, 4/1/2025	31,000	33,586
4.4%, Perpetual (c) (d)	63,000	64,890
UBS Group AG:
144A, 2.095%, 2/11/2032	200,000	189,183
144A, 4.375%, Perpetual (d)	200,000	197,300
Wells Fargo & Co.:
2.188%, 4/30/2026	295,000	304,464
2.393%, 6/2/2028	168,000	172,182
2.572%, 2/11/2031	125,000	125,677
3.196%, 6/17/2027	90,000	96,464
3.9%, Perpetual (d)	245,000	247,426
		10,144,195
Health Care 4.4%
AbbVie, Inc.:
3.2%, 11/21/2029	50,000	53,189
4.25%, 11/21/2049	30,000	33,946
4.75%, 3/15/2045	25,000	29,831
Amgen, Inc.:
3.375%, 2/21/2050	50,000	49,979
4.563%, 6/15/2048	40,000	47,645

Anthem, Inc.:
2.25%, 5/15/2030		80,000	78,733
2.875%, 9/15/2029		40,000	41,583
AstraZeneca PLC, 1.375%, 8/6/2030		50,000	45,861
Biogen, Inc., 3.15%, 5/1/2050		50,000	45,918
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	83,426
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		85,000	100,119
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		145,000	145,229
Cigna Corp.:
2.375%, 3/15/2031		50,000	49,179
2.4%, 3/15/2030		30,000	29,746
3.2%, 3/15/2040		15,000	15,000
3.4%, 3/15/2051		100,000	98,318
CVS Health Corp.:
1.75%, 8/21/2030		130,000	121,342
2.7%, 8/21/2040		30,000	27,628
4.25%, 4/1/2050		20,000	22,450
5.05%, 3/25/2048		45,000	55,244
DaVita, Inc., 144A, 4.625%, 6/1/2030		150,000	152,829
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	200,000	235,140
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		150,000	143,096
Gilead Sciences, Inc.:
1.65%, 10/1/2030		40,000	37,541
2.8%, 10/1/2050		50,000	44,439
HCA, Inc., 5.25%, 6/15/2026		130,000	149,417
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		110,000	112,770
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	57,146
2.9%, 5/15/2050		50,000	47,881
			2,154,625
Industrials 6.5%
Aadvantage Loyalty IP Ltd., 144A, 5.5%, 4/20/2026		125,000	130,086
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027		200,000	212,098
Agilent Technologies, Inc., 2.1%, 6/4/2030		45,000	44,022
Boeing Co.:
1.95%, 2/1/2024		265,000	271,514
2.196%, 2/4/2026		237,000	236,265
2.75%, 2/1/2026		375,000	386,013
4.508%, 5/1/2023		140,000	149,854
4.875%, 5/1/2025		93,000	103,551
5.04%, 5/1/2027		60,000	68,404
Delta Air Lines, Inc.:
4.375%, 4/19/2028		94,000	97,042
144A, 4.5%, 10/20/2025		30,000	32,022
FedEx Corp.:
3.8%, 5/15/2025		245,000	269,282
4.05%, 2/15/2048		114,000	124,237
Gartner, Inc., 144A, 3.75%, 10/1/2030		60,000	59,504
General Electric Co.:
3.45%, 5/1/2027		50,000	54,298
3.625%, 5/1/2030		35,000	37,683
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		100,000	101,500
144A, 4.0%, 8/1/2028		150,000	145,125
Otis Worldwide Corp., 2.565%, 2/15/2030		60,000	60,432
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025		80,000	78,582

Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	195,000	207,997
144A, 6.25%, 1/15/2028	70,000	72,869
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025	260,000	279,783
		3,222,163
Information Technology 4.3%
Apple, Inc., 2.375%, 2/8/2041	75,000	69,679
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	150,000	139,730
4.11%, 9/15/2028	212,000	231,769
5.0%, 4/15/2030	70,000	79,780
Crowdstrike Holdings, Inc., 3.0%, 2/15/2029	60,000	58,662
Dell International LLC:
144A, 4.9%, 10/1/2026	198,000	224,630
144A, 5.875%, 6/15/2021	70,000	70,088
144A, 8.35%, 7/15/2046	60,000	91,284
Fidelity National Information Services, Inc., 2.25%, 3/1/2031	125,000	122,814
Fortinet, Inc., 2.2%, 3/15/2031	25,000	24,198
KLA Corp., 3.3%, 3/1/2050	31,000	29,775
Microsoft Corp., 2.921%, 3/17/2052	86,000	84,715
MSCI Inc., 144A, 3.625%, 9/1/2030	125,000	127,106
NVIDIA Corp.:
3.5%, 4/1/2040	14,000	15,059
3.5%, 4/1/2050	22,000	23,237
NXP BV, 144A, 2.7%, 5/1/2025	15,000	15,731
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	176,169
Oracle Corp.:
2.875%, 3/25/2031	45,000	45,807
3.6%, 4/1/2050	25,000	24,215
3.65%, 3/25/2041	70,000	70,835
4.0%, 11/15/2047	35,000	36,145
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	201,000	197,800
Twilio, Inc., 3.625%, 3/15/2029	170,000	172,096
		2,131,324
Materials 1.8%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	110,000	114,859
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	275,000	274,904
LYB International Finance III LLC, 3.625%, 4/1/2051	30,000	29,553
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	237,000	263,366
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027	40,000	39,200
Tronox, Inc., 144A, 4.625%, 3/15/2029	185,000	185,231
		907,113
Real Estate 3.5%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	55,000	52,338
(REIT), 2.95%, 1/15/2051	35,000	30,942
Boston Properties LP, 2.55%, 4/1/2032	75,000	71,901
Crown Castle International Corp.:
(REIT), 2.9%, 4/1/2041	110,000	101,200
(REIT), 3.8%, 2/15/2028	50,000	54,469
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030	34,000	32,325
(REIT), 3.2%, 11/18/2029	81,000	84,211

Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		55,000	56,238
144A, (REIT), 5.25%, 7/15/2030		105,000	108,339
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		195,000	191,357
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		80,000	81,773
SBA Communications Corp.:
144A, 3.125%, 2/1/2029		350,000	336,402
(REIT), 3.875%, 2/15/2027		155,000	158,441
(REIT), 4.875%, 9/1/2024		125,000	128,359
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		40,000	39,784
(REIT), 2.8%, 6/1/2031		125,000	124,241
(REIT), 3.1%, 1/15/2030		80,000	82,224
			1,734,544
Utilities 5.7%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	233,913
Ameren Corp., 1.75%, 3/15/2028		60,000	57,995
American Electric Power Co., Inc.:
3.2%, 11/13/2027		50,000	53,910
4.3%, 12/1/2028		20,000	22,490
Dominion Energy, Inc., 3.375%, 4/1/2030		110,000	117,119
Duke Energy Corp.:
3.4%, 6/15/2029		30,000	32,074
4.2%, 6/15/2049		30,000	31,801
Duke Energy Indiana LLC, 2.75%, 4/1/2050		50,000	44,839
Edison International:
5.375%, Perpetual (d)		375,000	380,175
5.75%, 6/15/2027		200,000	233,310
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	215,941
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	192,111
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		36,000	38,917
3.5%, 4/1/2029		58,000	62,269
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		175,000	183,531
144A, 4.25%, 7/15/2024		250,000	263,125
Oncor Electric Delivery Co. LLC, 2.75%, 5/15/2030		25,000	26,058
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	18,870
3.3%, 8/1/2040		60,000	54,307
3.5%, 8/1/2050		25,000	21,694
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	279,214
Sempra Energy, 4.0%, 2/1/2048		55,000	57,928
Southern California Edison Co.:
2.95%, 2/1/2051		60,000	52,675
4.875%, 3/1/2049		50,000	58,041
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	96,210
			2,828,517
Total Corporate Bonds (Cost $32,748,437)			33,383,190

Mortgage-Backed Securities Pass-Throughs 11.9%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		183,300	202,125
5.5%, 10/1/2023		4,217	4,367

Federal National Mortgage Association:
12-month USD-LIBOR + 1.75%, 2.5% (b), 9/1/2038	24,837	25,674
2.5%, with various maturities from 3/1/2050 until 4/1/2051 (e)	1,209,309	1,242,637
3.5%, with various maturities from 12/1/2045 until 10/1/2048	1,744,920	1,877,861
4.0%, 4/1/2047	1,172,044	1,287,553
Government National Mortgage Association, 2.5%, 4/1/2051 (e)	1,200,000	1,238,016
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,708,871)		5,878,233

Asset-Backed 6.8%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	660,000	685,381
GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	230,000	235,047
Hertz Vehicle Financing II LP:
“A”, Series 2017-1A, 144A, 2.96%, 10/25/2021	118,248	118,760
“B”, Series 2019-3A, 144A, 3.03%, 12/26/2025	250,000	250,047
		1,289,235
Credit Card Receivables 3.3%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	300,000	303,367
Master Credit Card Trust II, “A”, Series 2020-1A, 144A, 1.99%, 9/21/2024	350,000	360,837
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	1,000,000	1,003,505
		1,667,709
Miscellaneous 0.9%
CF Hippolyta LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	185,573	188,671
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	237,587	243,678
		432,349
Total Asset-Backed (Cost $3,330,868)		3,389,293

Commercial Mortgage-Backed Securities 3.4%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	600,000	623,263
GS Mortgage Securities Corp. II, “B”, Series 2018-GS10, 4.371% (b), 7/10/2051	500,000	564,002
Morgan Stanley Capital Barclays Bank Trust, “C”, Series 2016-MART, 144A, 2.817%, 9/13/2031	500,000	496,918
Total Commercial Mortgage-Backed Securities (Cost $1,619,600)		1,684,183

Collateralized Mortgage Obligations 5.2%
Connecticut Avenue Securities Trust, “1M2”, Series 2019-R05, 144A, 1-month USD-LIBOR + 2.0%, 2.109% (b), 7/25/2039	170,459	170,459
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.259% (b), 10/25/2030	366,565	365,015
Federal Home Loan Mortgage Corp., “PS”, Series 4922, Interest Only, 6.05% minus 1-month USD-LIBOR , 5.941% (b), 8/25/2049	754,809	117,758
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.959% (b), 2/25/2050	600,000	597,675
“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 2.059% (b), 10/25/2049	139,415	139,285
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	104,003	7,206
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	33,696	7,384
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	63,576	13,861
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	25,099	4,312

JPMorgan Mortgage Trust:
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 0.918% (b), 7/25/2050		472,136	475,316
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.018% (b), 5/25/2050		147,587	148,868
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050		253,932	261,215
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050		150,549	154,949
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.209% (b), 9/25/2048		108,108	107,703
Total Collateralized Mortgage Obligations (Cost $2,605,618)			2,571,006

Government & Agency Obligations 4.7%
Sovereign Bonds 1.9%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		200,000	214,315
Federative Republic of Brazil, 3.875%, 6/12/2030		200,000	194,022
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		200,000	200,430
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	290,000	350,414
			959,181
U.S. Treasury Obligations 2.8%
U.S. Treasury Bond:
1.25%, 5/15/2050		675,000	509,388
1.875%, 2/15/2041		950,000	884,539
			1,393,927
Total Government & Agency Obligations (Cost $2,500,365)			2,353,108

Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
0.101% (f), 8/12/2021 (g)		200,000	199,987
0.125% (f), 8/12/2021 (g)		850,000	849,946
Total Short-Term U.S. Treasury Obligations (Cost $1,049,535)			1,049,933
	Shares	Value ($)

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i) (Cost $704,170)	704,170	704,170

Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.04% (h) (Cost $1,511,235)	1,511,235	1,511,235

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,778,699)	105.9	52,524,351
Other Assets and Liabilities, Net	(5.9)	(2,917,892)
Net Assets	100.0	49,606,459
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i)
64,200	639,970 (j)	—	—	—	308	—	704,170	704,170

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.04% (h)
1,591,076	5,891,268	5,971,109	—	—	172	—	1,511,235	1,511,235
1,655,276	6,531,238	5,971,109	—	—	480	—	2,215,405	2,215,405
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $682,730, which is 1.4% of net assets.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued, delayed delivery or forward commitment securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2-Year U.S. Treasury Note	USD	6/30/2021	7	1,546,634	1,545,086	(1,548)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2021	22	3,193,050	3,161,125	(31,925)
Total unrealized depreciation						(33,473)

At March 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
U.S. Treasury Long Bond	USD	6/21/2021	1	160,818	154,594	6,224
Ultra 10 Year U.S. Treasury Note	USD	6/21/2021	7	1,041,232	1,005,813	35,419
Total unrealized appreciation						41,643
At March 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	750,000	USD	903,727	5/05/2021	23,556	Bank of America
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$33,383,190	$—	$33,383,190
Mortgage-Backed Securities Pass-Throughs	—	5,878,233	—	5,878,233
Asset-Backed	—	3,389,293	—	3,389,293
Commercial Mortgage-Backed Securities	—	1,684,183	—	1,684,183
Collateralized Mortgage Obligations	—	2,571,006	—	2,571,006
Government & Agency Obligations (a)	—	2,353,108	—	2,353,108
Short-Term U.S. Treasury Obligations	—	1,049,933	—	1,049,933
Short-Term Investments (a)	2,215,405	—	—	2,215,405
Derivatives (b)
Futures Contracts	41,643	—	—	41,643
Forward Foreign Currency Contracts	—	23,556	—	23,556
Total	$2,257,048	$50,332,502	$—	$52,589,550
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(33,473)	$—	$—	$(33,473)
Total	$(33,473)	$—	$—	$(33,473)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 8,170
Foreign Exchange Contracts	$ 23,556	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1bond-PH1
R-080548-1 (1/23)